PIMCO Equity Series

Supplement Dated April 13, 2017 to the

Prospectus and the REALPATH® Blend Funds Prospectus, each dated October 31, 2016,

each as supplemented from time to time (each, a “Prospectus”),

and to the Statement of Additional Information

dated October 31, 2016, as supplemented from time to time (the “SAI”)

Effective immediately, the non-operational share classes of the Funds listed below (the “De-Registered Share Classes”) are de-registered:

Funds
PIMCO Dividend and Income Fund	Administrative Class
PIMCO EqS® Long/Short Fund	Administrative Class Class R
PIMCO RAE Fundamental Emerging Markets Fund	Administrative Class Class D Class R
PIMCO RAE Fundamental Global ex-US Fund	Administrative Class Class D Class R
PIMCO RAE Fundamental Global Fund	Administrative Class Class D Class R
PIMCO RAE Fundamental International Fund	Administrative Class Class D Class R
PIMCO RAE Fundamental US Fund	Administrative Class Class D Class R
PIMCO RAE Fundamental US Small Fund	Administrative Class Class D Class R
REALPATH® Blend Funds
PIMCO REALPATH® Blend Income Fund	Class C Class P
PIMCO REALPATH® Blend 2020 Fund	Class C Class P
PIMCO REALPATH® Blend 2025 Fund	Class C Class P
PIMCO REALPATH® Blend 2030 Fund	Class C Class P
PIMCO REALPATH® Blend 2035 Fund	Class C Class P
PIMCO REALPATH® Blend 2040 Fund	Class C Class P
PIMCO REALPATH® Blend 2045 Fund	Class C Class P

REALPATH® Blend Funds
PIMCO REALPATH® Blend 2050 Fund	Class C Class P
PIMCO REALPATH® Blend 2055 Fund	Class C Class P

Therefore, effective immediately, all references to the De-Registered Share Classes in the Prospectuses and SAI are no longer applicable and are deleted.

Investors Should Retain This Supplement for Future Reference

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